Dec. 31, 2019
Virtus Zevenbergen Innovative Growth Stock Fund
Virtus Zevenbergen Innovative Growth Stock Fund

Virtus Zevenbergen Innovative Growth Stock Fund,

a series of Virtus Asset Trust

Supplement dated December 18, 2020 to the

Summary Prospectus and Statutory Prospectus each

dated October 19, 2020, as supplemented

Important Notice to Investors

Effective February 1, 2021, certain changes relating to sales charges and compensation to dealers will be made. These changes include lowered Sales Charges for Class A Shares of the fund and dealers will no longer need to have an aggregate value of $50,000 or more per fund CUSIP to qualify for payment of 12b-1 fees.

Summary Prospectus Changes

Beginning on February 1, 2021, in the “Shareholder Fees” table of the “Fees and Expenses” section of the summary prospectuses, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will be 5.50%. Prior to February 1, 2021, the Class A Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price) will remain 5.75%.

In addition, for the Fund, the “Performance Information” section of the summary prospectus reflects the higher sales charge before it will be lowered. Therefore, if you purchase Class A Shares with the new sales charges effective February 1, 2021, the Performance Information section of the summary prospectus may be different than what is stated in the current prospectus.

Investors should retain this supplement with the Prospectuses for future reference.